Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	SCT Total Compensation for CEO	Compensation Actually Paid to CEO (1)	Average SCT Total Compensation for Other NEOs (2)	Average Compensation Actually Paid to Other NEOs (1)(2)	Value of Initial Fixed $100 Investment Based On:		Net (Loss) Income (in millions)	Total Revenue (in millions)
					PROS Cumulative TSR	Peer Group Cumulative TSR (3)

2023	$7,554,450	$16,408,590	$4,142,805	$8,476,831	$65	$121	$(56)	$304
2022	$6,702,001	$2,824,846	$2,673,432	$(112,975)	$40	$106	$(82)	$276
2021	$7,339,632	$1,811,242	$3,628,443	$997,555	$58	$135	$(81)	$251
2020	$5,463,012	$(2,648,100)	$2,727,907	$159,042	$85	$118	$(77)	$252

Company Selected Measure Name	Total Revenue
Named Executive Officers, Footnote	(2) For 2023, includes Stefan Schulz, CFO. For 2022, includes Stefan Schulz, CFO, and Leslie Rechan, former COO. For 2021, this includes Stefan Schulz, Leslie Rechan, and Roberto Reiner, former Chief Technology Officer. For 2020, includes Stefan Schulz, Leslie Rechan, Roberto Reiner, and Thomas Dziersk, former EVP, Worldwide Sales.
Peer Group Issuers, Footnote	(3) For purposes of this table, the Peer Group used is the Russell 2000 Index.
PEO Total Compensation Amount	$ 7,554,450	$ 6,702,001	$ 7,339,632	$ 5,463,012
PEO Actually Paid Compensation Amount	$ 16,408,590	2,824,846	1,811,242	(2,648,100)
Adjustment To PEO Compensation, Footnote

CEO
		2020	2021	2022	2023
	Summary Compensation Table Total	$5,463,012	$7,339,632	$6,702,001	$7,554,450
Less:	Grant Date Fair Value of Stock Awards	$(4,766,465)	$(6,102,556)	$(5,970,413)	$(6,219,177)
Plus:	Fair Value at Year-End of Unvested Stock Awards Granted in the Covered Year*	$2,005,415	$3,334,886	$4,223,767	$11,112,544
	Change in Fair Value of Unvested Stock Awards Granted in Prior Years*	$(2,953,760)	$(2,298,431)	$(1,632,905)	$3,890,738
	Change in Fair Value of Stock Awards From Prior Years that Vested in the Covered Year*	$(2,396,302)	$(462,289)	$(497,604)	$70,035
=	Compensation Actually Paid	$(2,648,100)	$1,811,242	$2,824,846	$16,408,590

Non-PEO NEO Average Total Compensation Amount	$ 4,142,805	2,673,432	3,628,443	2,727,907
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,476,831	(112,975)	997,555	159,042
Adjustment to Non-PEO NEO Compensation Footnote

Average of Other NEOs
		2020	2021	2022	2023
	Summary Compensation Table Total	$2,727,907	$3,628,443	$2,673,432	$4,142,805
Less:	Grant Date Fair Value of Stock Awards	$(2,320,434)	$(2,872,977)	$(1,335,528)	$(3,302,199)
Plus:	Fair Value at Year-End of Unvested Stock Awards Granted in the Covered Year*	$2,174,301	$1,660,435	$956,604	$5,900,641
	Change in Fair Value of Unvested Stock Awards Granted in Prior Years*	$(485,114)	$(1,177,223)	$(417,568)	$1,697,984
	Change in Fair Value of Stock Awards From Prior Years that Vested in the Covered Year*	$(907,038)	$(241,123)	$(206,936)	$37,600
Less:	Fair Value of Stock Awards Forfeited During the Covered Year	$(1,030,580)	$—	$(1,782,979)	$—
=	Compensation Actually Paid	$159,042	$997,555	$(112,975)	$8,476,831

*All Market Stock Unit (MSU) valuations included in "Compensation Actually Paid" values were performed using the Monte Carlo probability model in a manner consistent with the process used to determine MSU grant date fair values under ASC718 (refer to our 2023 10-K for additional detail).

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

The following measures in our assessment represent the most important financial performance measures that link compensation actually paid to our NEOs for 2023 to our performance:

✓	Total Revenue

✓	Free Cash Flow - Net cash provided by (used in) operating activities, excluding severance payments, less capital expenditures and capitalized internal-use software development costs.

✓	Our Stock Price

Total Shareholder Return Amount	$ 65	40	58	85
Peer Group Total Shareholder Return Amount	121	106	135	118
Net Income (Loss)	$ (56,000,000)	$ (82,000,000)	$ (81,000,000)	$ (77,000,000)
Company Selected Measure Amount	304,000,000	276,000,000	251,000,000	252,000,000
Additional 402(v) Disclosure	(1) To calculate Compensation Actually Paid, the following amounts were deducted from and added to the applicable Summary Compensation Table (SCT) total compensation:
Measure:: 1
Pay vs Performance Disclosure
Name	Total Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Free Cash Flow - Net cash provided by (used in) operating activities, excluding severance payments, less capital expenditures and capitalized internal-use software development costs.
Measure:: 3
Pay vs Performance Disclosure
Name	Our Stock Price
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,219,177)	$ (5,970,413)	$ (6,102,556)	$ (4,766,465)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,112,544	4,223,767	3,334,886	2,005,415
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,890,738	(1,632,905)	(2,298,431)	(2,953,760)
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	70,035	(497,604)	(462,289)	(2,396,302)
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,302,199)	(1,335,528)	(2,872,977)	(2,320,434)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,900,641	956,604	1,660,435	2,174,301
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,697,984	(417,568)	(1,177,223)	(485,114)
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,600	(206,936)	(241,123)	(907,038)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (1,782,979)	$ 0	$ (1,030,580)